PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
PLAN TERMINATION	PLAN TERMINATION Although it has not expressed any intention to do so, United Fire & Casualty Company has the right under the Plan agreement to terminate the Plan subject to the provisions set forth in ERISA. In the event of Plan termination, participants will become fully vested in their accounts, and would be entitled to receive the entire amount of their account.